LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Contractual Maturities (Details) - USD ($)			12 Months Ended
	Sep. 23, 2020	Jun. 27, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised			$ 24,500,000	$ 23,000,000.0
5.75% Senior Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt	$ 454,200,000		450,000,000.0	0
Contractual cash flows			658,700,000
Borrowing costs capitalised	$ 7,500,000
5.75% Senior Notes | Unamortized deferred transactions costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised			7,200,000	0
5.75% Senior Notes | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			27,500,000
5.75% Senior Notes | Later than one year and not later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			51,800,000
5.75% Senior Notes | Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			51,800,000
5.75% Senior Notes | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			527,600,000
Equipment Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt			28,200,000	20,700,000
Contractual cash flows			31,300,000	23,300,000
Borrowing costs capitalised		$ 300,000
Equipment Loans | Unamortized deferred transactions costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised			200,000	300,000
Equipment Loans | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			9,400,000	5,600,000
Equipment Loans | Later than one year and not later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			17,900,000	10,500,000
Equipment Loans | Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			4,000,000.0	7,200,000
Equipment Loans | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			$ 0	$ 0